Document and Entity Information	Dec. 31, 2020
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001404281
Document Type	8-K
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	Eledon Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36620
Entity Tax Identification Number	20-1000967
Entity Address, Address Line One	19900 MacArthur Blvd.
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	(949)
Local Phone Number	238-8090
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	ELDN
Entity Emerging Growth Company	false